Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Reserves.
Schedule of reserves

	2025	2024
Foreign currency translation reserve	(9,416)	(10,525)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	15,079	16,399
Total	138,254	138,465